Note 8 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020
Net earnings (loss)	$ 10,403,597	$ 2,129,745	$ (250,005)	$ (858,862)	$ (3,018,842)	$ (881,003)	$ (1,544,137)	$ 194,772	$ 11,424,475	$ (5,249,210)
Weighted average common shares (in shares)									7,027,707	7,000,403
Net earnings (loss)	$ 10,403,597	$ 2,129,745	$ (250,005)	$ (858,862)	$ (3,018,842)	$ (881,003)	$ (1,544,137)	$ 194,772	$ 11,424,475	$ (5,249,210)
Weighted average common shares and common share equivalents (in shares)									7,027,707	7,000,403